Related Party Transactions (Details) - USD ($)			1 Months Ended			5 Months Ended
	Sep. 03, 2020	Aug. 03, 2020	Sep. 29, 2020	Sep. 25, 2020	Sep. 18, 2020	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Percentage of issued and outstanding shares					20.00%
Office space (in Dollars)						$ 10,000
Related party expenses (in Dollars)						33,000
Accrued expenses related parties (in Dollars)
Founder shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of amount (in Dollars)		$ 25,000
Transferred shares	35,000
Issuance of shares					937,500
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares			2,750,000
Forfeited shares			250,000
Share price per share (in Dollars per share)			$ 10.00
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares				25,000,000		3,750,000
Share price per share (in Dollars per share)				$ 10.00
Description of related party loans		the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest bearing, unsecured and due upon the closing of the Initial Public Offering. As of December 31, 2020, the Company borrowed approximately $154,000 under the Note. The Note was repaid in full on October 1, 2020. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans.
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares		8,625,000
Common stock, shares, outstanding					7,187,500	6,937,500
Forfeited shares					937,500
Class B Ordinary Shares [Member] | Founder shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares					1,437,500
Common stock, shares, outstanding					7,187,500
Class A ordinary shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares, outstanding						6,390,384
Share price per share (in Dollars per share)						$ 12.00